Note 13 - Capital Management (Details Textual)	Apr. 30, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Maximum percentage of credit risk-weighted assets for allowance	1.25%
Required minimum capital ratio, common equity tier 1	7.00%
Required minimum capital ratio, tier 1 capital	8.50%
Required minimum capital ratio, total capital	10.50%
Capital conservation buffer	2.50%
Minimum leverage ratio		3.00%